Consolidated Segment Data (Details) - Schedule of loss from operations - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Consolidated Segment Data (Details) - Schedule of loss from operations [Line Items]
Loss from operations		$ (5,549,636)	$ (1,311,272)
Total other income from five segments		46,859	237,178
Foreign exchange losses, net:
Foreign exchange losses, net		5,973
Finance costs:
Finance costs		410,861	440,952
Loss before income taxes		(6,659,397)	(1,555,183)
Income tax benefit		320,183
Net loss		(6,339,214)	(1,555,183)
Less: Loss (Profit) attributable to the non-controlling interest		32,392	(91)
Net loss attributable to the Company		(6,306,822)	(1,555,274)
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of loss from operations [Line Items]
Loss from operations		(962,310)	(455,312)
Foreign exchange losses, net:
Foreign exchange losses, net		(751,622)	(38,872)
Finance costs:
Finance costs		(405,365)	(440,707)
Information security [Member]
Consolidated Segment Data (Details) - Schedule of loss from operations [Line Items]
Loss from operations		(19,041)	19,044
Foreign exchange losses, net:
Foreign exchange losses, net		44
Finance costs:
Finance costs		(1,648)	(245)
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of loss from operations [Line Items]
Loss from operations		(1,977,324)	(255,515)
Corporate and others [Member]
Consolidated Segment Data (Details) - Schedule of loss from operations [Line Items]
Loss from operations	[1]	(2,590,961)	(619,489)
Foreign exchange losses, net:
Foreign exchange losses, net		(154)	$ (1,265)
Finance costs:
Finance costs		$ (3,848)

[1]	Includes non-cash compensation, professional fees and consultancy fees for the Company.